Debt, cash and cash equivalents - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
Financial Instruments [Abstract]
Long-term debt	€ 20,131		€ 22,007	€ 14,326	[1]
Short-term debt and current portion of long-term debt	4,554		2,633	1,275	[1]
Interest rate and currency derivatives used to manage debt	(117)		(54)	(133)
Total debt	24,568		24,586	15,468
Cash and cash equivalents	(9,427)		(6,925)	(10,315)	[2],[3]	€ (10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)		(33)	8
Net debt	15,107		€ 17,628	€ 5,161
Current and non-current lease liabilities	€ 1,248	€ 1,346

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).